SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues	$ 28,327	$ 13,730	$ 0
Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	88,634	52,302	90,127
The Cool Pool | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 106,302	$ 51,075	$ 5,771
Concentration risk percentage	91.00%	77.00%	6.00%
Time and voyage charter revenues	$ 106,300
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues	28,300
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	78,000
An energy and logistics company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 9,235	$ 7,975	$ 0
Concentration risk percentage	8.00%	12.00%	0.00%
Nigeria LNG Ltd | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 37,994
Concentration risk percentage	0.00%	0.00%	42.00%
Major commodity trading company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 16,167
Concentration risk percentage	0.00%	0.00%	18.00%